Stock-Based Compensation - RSUs and PSUs, Other Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Tax benefits realized in connection with vesting and release of awards	$ 56	$ 34	$ 0
RSUs and PSUs
Stock-Based Compensation
Tax benefits realized in connection with vesting and release of awards	609	413	256
RSUs
Stock-Based Compensation
Granted	1,562	1,449	1,293
Vested	1,157	994	845
PSUs
Stock-Based Compensation
Granted	239	183	151
Vested	$ 118	$ 121	$ 95